Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue from mining operations	$ 26,787	$ 21,805	$ 66,220	$ 40,641
Cost of sales	13,816	11,581	29,831	19,855
Mine operating income	12,971	10,224	36,389	20,786
OPERATING EXPENSES
General and administrative expenses	2,340	1,973	5,315	4,096
Share-based payments	1,465	1,320	2,340	1,682
Income before other items	9,166	6,931	28,734	15,008
Other items
Interest and other income	1,135	170	2,061	333
Gain (loss) on long-term investments	(995)	(81)	(438)	363
Unrealized gain (loss) on derivatives	441	1,509	(684)	1,914
Foreign exchange gain (loss)	2,476	(1,431)	5,670	(1,530)
Finance cost	166	4	331	9
Accretion of reclamation provision	69	52	134	100
Interest expense	(122)	(110)	(244)	(191)
Other expenses	0	(421)	0	(421)
Income before income taxes	11,866	6,511	34,634	15,367
INCOME TAXES
Current income tax expense	(4,394)	(3,061)	(11,289)	(5,093)
Deferred income tax recovery (expense)	3,427	(586)	3,467	(1,793)
Income tax expense	(967)	(3,647)	(7,822)	(6,886)
Net income	10,899	2,864	26,812	8,481
OTHER COMPREHENSIVE INCOME (LOSS)
Currency translation differences	(2,938)	1,419	(5,380)	1,514
Total comprehensive income	$ 7,961	$ 4,283	$ 21,432	$ 9,995
INCOME PER SHARE
Basic	$ 0.06	$ 0.02	$ 0.16	$ 0.06
Diluted	$ 0.06	$ 0.02	$ 0.15	$ 0.06
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic	170,022,896	144,108,234	168,298,839	142,194,583
Diluted	175,512,841	154,134,484	173,996,975	151,901,381